Summary of changes In warrant derivative liability (Details)	6 Months Ended
Jun. 30, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative	£ 2,439
Fair value adjustment, Embedded derivative	(578,877)
Ending balance, Embedded derivative	123,026
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative	6,020,863
Fair value of warrants issued in the period, Embedded derivative	2,893,619
Fair value adjustment, Embedded derivative	(7,637,088)
Ending balance, Embedded derivative	£ 1,277,394